Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
Disclosure of Interests in Associates

	US Dollars
Figures in millions	2019	2018	2017
Carrying value
Investments in associates	40	36	36
Investments in joint ventures	1,541	1,492	1,471
	1,581	1,528	1,507

Detailed disclosures are provided for the years in which investments in associates and joint ventures are considered to be material.
Summarised financial information of immaterial associates is as follows:

	US Dollars
Figures in millions	2019	2018	2017
Aggregate statement of profit or loss for associates (attributable)
Revenue	20	19	21
Operating (expenses) income (1)	3	(4)	(11)
Taxation	—	(1)	2
Profit (loss) for the year	23	14	12
Total comprehensive profit (loss) for the year, net of tax	23	14	12

(1) Includes share of associate profit

Disclosure of Interests in Joint Ventures
Investments in material joint ventures comprise:

Name	Effective %			Description	Country of incorporation and operation
	2019	2018	2017
Kibali Goldmines S.A.(1)	45.0	45.0	45.0	Exploration and mine development	The Democratic Republic of the Congo

(1)	AngloGold Ashanti Limited has a 50% interest in Kibali (Jersey) Limited (Kibali) which holds our effective 45% interest in Kibali Goldmines S.A.

	US Dollars
Figures in millions	2019	2018	2017

Carrying value of joint ventures
Kibali	1,506	1,439	1,423
Immaterial joint ventures	35	53	48
	1,541	1,492	1,471
Reversal (impairment) of investments in joint ventures
Sadiola (note 8)	6	14	2

	US Dollars
Figures in millions	2019	2018	2017

The cumulative unrecognised share of losses of the joint ventures:
Morila	8	8	7
Yatela	2	3	2
19    INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (continued)

Summarised financial information of joint ventures is as follows (not attributable):

	US Dollars
	Kibali
Figures in millions	2019	2018	2017

Statement of profit or loss
Revenue	1,123	1,098	755
Other operating costs and expenses	(479)	(539)	(530)
Amortisation of tangible and intangible assets	(282)	(330)	(264)
Finance costs and unwinding of obligations	(4)	(4)	(5)
Interest received	4	3	4
Taxation	(62)	(16)	54
Profit for the year	300	212	14
Total comprehensive income for the year, net of tax	300	212	14
Dividends received from joint venture (attributable)	75	89	—

	US Dollars
	Kibali
Figures in millions	2019	2018	2017

Statement of financial position
Non-current assets	2,522	2,659	2,834
Current assets	183	205	166
Cash and cash equivalents	453	124	3
Total assets	3,158	2,988	3,003

Non-current financial liabilities	45	29	41
Other non-current liabilities	26	24	23
Current financial liabilities	11	11	7
Other current liabilities	66	64	107
Total liabilities	148	128	178

Net assets	3,010	2,860	2,825
Group’s share of net assets	1,505	1,430	1,413
Other	1	9	10
Carrying amount of interest in joint venture	1,506	1,439	1,423

	US Dollars
Figures in millions	2019	2018	2017

Aggregate statement of profit (loss) for immaterial joint ventures (attributable)
Revenue	111	112	113
Other operating costs and expenses	(94)	(92)	(94)
Amortisation of tangible and intangible assets	(7)	(15)	(16)
Taxation	(7)	(2)	(2)
Profit (loss) for the year	3	3	1
Total comprehensive income (loss) for the year, net of tax	3	3	1